Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Net loss	$ (269,806)	$ (108,848)	$ (838,536)	$ (187,735)	$ 675,996	$ 47,977
Basic and diluted net loss per share	$ (0.01)	$ 0.00	$ (0.03)	$ 0.01
Weighted average common shares outstanding basic and diluted shares	29,978,872	29,061,883	29,421,641	29,061,883
Anti-dilutive shares excluded from net loss per share calculation	21,185,207	22,180,976	21,185,207	22,180,976	2,715,000	29,195,736